UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Aquila Narragansett Tax-Free Income Fund
(formerly, Narragansett Insured Tax-Free Income Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Principal Amount	General Obligation Bonds (25.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA-/NR	$2,293,214
2,500,000	4.375%, 02/15/29 AGC Insured	Aa2/AA-/NR	2,605,400

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	497,290

	Cranston, Rhode Island
250,000	5.000%, 02/15/22 AGMC Insured (pre-refunded)	Aa3/AA-/AA-	257,360
250,000	5.000%, 02/15/24 AGMC Insured (pre-refunded)	Aa3/AA-/AA-	257,360
2,455,000	4.625%, 07/01/25 AGMC Insured	A2/AA-/NR	2,554,280
990,000	4.750%, 07/01/28 AGMC Insured	A2/AA-/NR	1,019,700
1,000,000	4.250%, 04/01/18 NPFG Insured	A2/A/A	1,047,190
1,000,000	4.250%, 04/01/19 NPFG Insured	A2/A/A	1,042,860
1,000,000	4.300%, 04/01/20 NPFG Insured	A2/A/A	1,037,180
1,000,000	4.500%, 04/01/23 NPFG Insured	A2/A/A	1,027,220
1,500,000	4.500%, 04/01/26 NPFG Insured	A2/A/A	1,526,265
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	A2/AA-/A	757,673
500,000	4.375%, 02/01/33 2012 Series A AGMC Insured	A2/AA-/A	480,570

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	A1/AA-/NR	1,085,220
600,000	4.250%, 08/01/18 AGMC Insured	A1/AA-/NR	653,958
250,000	4.000%, 02/01/14 NPFG/ FGIC Insured	A1/A/NR	250,633
250,000	4.000%, 02/01/15 NPFG/ FGIC Insured	A1/A/NR	250,460
250,000	4.000%, 02/01/16 NPFG/ FGIC Insured	A1/A/NR	250,385
250,000	4.100%, 02/01/17 NPFG/ FGIC Insured	A1/A/NR	250,353
250,000	4.150%, 02/01/18 NPFG/ FGIC Insured	A1/A/NR	250,305
500,000	4.250%, 11/01/27 Series 2011 A	NR/A/NR	497,320
500,000	4.625%, 11/01/31 Series 2011 A	NR/A/NR	496,610

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA-/NR	2,510,125

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	512,520

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/A/NR	927,945
1,020,000	3.700%, 06/01/33 Series A	A3/A/NR	913,073

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,061,930
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,877,879
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,104,380

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	A2/AA-/NR	501,285
500,000	3.650%, 10/15/14 AGMC Insured	A2/AA-/NR	503,100
2,225,000	3.625%, 07/15/15 AGMC Insured	A2/AA-/NR	2,304,344
500,000	3.750%, 10/15/15 AGMC Insured	A2/AA-/NR	503,185
250,000	4.000%, 10/15/17 AGMC Insured	A2/AA-/NR	251,353

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	911,911
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	1,989,195
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,520,385

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	A2/AA-/BBB	521,670
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	A2/AA-/NR	1,636,440
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	A2/AA-/NR	1,594,710
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA-/BBB	858,517
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA-/BBB	2,202,400
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA-/BBB	860,020

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	4.500%, 02/01/17 NPFG Insured (pre-refunded)	Aa2/AA/AA	2,049,400
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,469,983

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA-/NR	1,075,220
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA-/NR	1,101,569
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	A1/AA-/NR	955,970

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB-	501,400
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB-	671,896
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB-	702,009
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB-	737,117
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	1,998,135
1,400,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,454,068

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	963,999
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	963,459

	Total General Obligation Bonds		61,099,398

	Revenue Bonds (73.6%)

	Development Bonds (5.0%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa2/BBB-/NR	2,010,240
1,000,000	5.000%, 04/01/28 AMBAC Insured Series A	Baa2/BBB-/NR	984,660

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA-/AA-	1,051,770

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A (pre-refunded)	Aa3/AA-/AA-	264,940

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/NR	2,128,340
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA-/NR	4,225,520
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA-/AA-	1,620,615

	Total Development Bonds		12,286,085

	Higher Education Bonds (19.0%)

	Rhode Island Health & Education Building Corp., Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,507,725
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,002,860

	Rhode Island Health & Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,137,668
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,490,429
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,042,480
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,476,400

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
5,000,000	5.000%, 09/15/30 AGMC Insured	A1/NR/NR	5,220,750

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/A/NR	489,710
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/A/NR	963,477
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa1/A/NR	850,218
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	501,535
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,004,340
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/A/NR	1,469,475

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,087,810

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
5,000,000	4.000%, 06/01/31 2012 Series A	A1/NR/A+	4,510,150
2,115,000	3.500%, 08/15/29 AGMC Insured Series B	A1/AA-/NR	1,809,890
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA-/NR	840,810
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	1,347,440
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D (pre-refunded)	A1/NR/NR	947,745
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	2,569,560

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA-/NR	2,113,680

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of Newport
1,500,000	4.000%, 05/15/27 Series 2013C	NR/AA/NR	1,511,100

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of Warwick
1,075,000	3.500%, 05/15/27 Series 2013D	NR/AA/NR	1,017,455

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of North Kingstown
1,900,000	3.750%, 05/15/28 Series 2013A	Aa2/AA/NR	1,851,246
1,550,000	4.000%, 05/15/33 Series 2013A	Aa2/AA/NR	1,458,814

	Rhode Island Health & Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,022,660

	Rhode Island Health & Education Facilities Authority, Providence College
1,500,000	4.000%, 11/01/31	A2/A/NR	1,396,575

	Rhode Island State Economic Development Corp., University of Rhode Island
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	A2/NR/NR	752,355

	Total Higher Education Bonds		46,394,357

	Hospital Bonds (3.9%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA-/NR	2,661,075
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA-/NR	5,199,900
1,500,000	5.250%, 05/15/26 NPFG Insured	Baa1/A/NR	1,500,630

	Total Hospital Bonds		9,361,605

	Housing Bonds (9.1%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,165,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,194,688
2,225,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,227,492
1,520,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,554,443
985,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,003,223
1,345,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,207,676
1,600,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,441,936
2,360,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,089,025

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,573,550
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,046,960
1,475,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,369,257
2,400,000	3.625%, 10/01/32 Series 1B	Aa2/NR/NR	2,195,664
1,500,000	3.900%, 10/01/37 Series 1B	Aa2/NR/NR	1,368,660

	Total Housing Bonds		22,272,574

	Public School Bonds (20.6%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa1/A/NR	501,695
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa1/A/NR	501,495
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	A2/AA-/NR	1,003,350
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	A2/AA-/NR	686,534
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	500,925
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	250,405
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	1,502,445
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa2/BBB-/NR	1,001,310
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa1/A/NR	1,507,709
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa1/A/NR	1,572,371
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa1/A/NR	1,631,826
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	A2/AA-/NR	3,047,730
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	A2/AA-/NR	3,028,470
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	A2/AA-/NR	2,041,160
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA-/NR	3,037,020
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA-/NR	3,017,850

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA-/AA-	1,081,570
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA-/AA-	537,580

	Rhode Island Health & Education Building Corp., Public School Financing Program - Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,058,570

	Rhode Island Health & Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,028,583
1,600,000	3.250%, 05/15/29	Aa1/AA+/NR	1,429,952
1,650,000	3.375%, 05/15/30	Aa1/AA+/NR	1,478,780
1,200,000	3.500%, 05/15/31	Aa1/AA+/NR	1,084,164

	Rhode Island Health & Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.375%, 05/15/27 Series B	Aa3/NR/NR	878,450
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	834,290

	Rhode Island Health & Education Building Corp., Public School Financing Program, Town of Coventry
2,225,000	3.750%, 05/15/28 Series 2013B AGMC Insured	A1/AA-/NR	2,069,473
2,225,000	4.000%, 05/15/33 AGMC Insured	A1/AA-/NR	2,033,116

	Rhode Island Health & Education Building Corp., Public School Financing Program
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	A2/AA-/NR	1,082,860
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	540,985
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	552,390
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA-/NR	1,041,570
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,570,410
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,091,280
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,108,570
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,031,140

	Total Public School Bonds		50,366,028

	Student Loan Bonds (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,030,840

	Transportation Bonds (6.2%)

	Rhode Island State Economic Development Corp., Airport Revenue
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA-/BBB+	553,910
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA-/BBB+	1,110,740
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/A/BBB+	1,549,995

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,001,770
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	1,034,890
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,387,099

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,041,080

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	Aa3/AA-/A+	1,700,115

	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,662,496
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,077,960
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,031,170

	Total Transportation Bonds		15,151,225

	Water and Sewer Bonds (8.9%)

	Bristol County, Rhode Island Water Authority
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/A/NR	1,032,220

	Narragansett, Rhode Island Bay Commission Wastewater System
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	384,115
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,058,630
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	4,403,430

	Rhode Island Clean Water Protection Finance Agency
760,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/A/NR	802,416
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/A/NR	326,047
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,094
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,235

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	310,977
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,774,768

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
2,500,000	3.750%, 10/01/33	NR/AAA/AAA	2,327,950
2,300,000	3.750%, 10/01/34	NR/AAA/AAA	2,127,362

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/A/NR	1,502,775
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/A/NR	596,071

	Total Water and Sewer Bonds		21,697,090

	Other Revenue Bonds (0.5%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/A/NR	535,090
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	310,953
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/A/NR	278,834

	Total Other Revenue Bonds		1,124,877

Total Revenue Bonds		179,684,681

Total Investments (cost $242,142,567-note b)	98.6%	240,784,079
Other assets less liabilities	1.4	3,342,765
Net Assets	100.0%	$244,126,844

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	7.2%
Pre-refunded bonds †† / Escrowed to Maturity bonds	2.6
Aa of Moody's or AA of S&P or Fitch	57.4
A of Moody's or S&P or Fitch	27.3
Baa of Moody's or BBB of S&P or Fitch	4.5
Not rated*	1.0
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $242,084,607 amounted to $1,300,528, which consisted of aggregate gross unrealized appreciation of $5,107,297 and aggregate gross unrealized depreciation of $6,407,825.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	240,784,079
Level 3 – Significant Unobservable Inputs	-
Total	$240,784,079

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, NARRAGANSETT INSURED TAX-FREE INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20 , 2013